Business Combinations - Schedule of Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Dec. 30, 2013
Content [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Content [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Customer relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Customer relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years
Contract backlog [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Contract backlog [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Trade names [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Trade names [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years
Mandiant, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets	$ 275,500
Mandiant, Inc. [Member] | In Process Research and Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	1,400
Mandiant, Inc. [Member] | Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	54,600
Mandiant, Inc. [Member] | Developed technology [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Mandiant, Inc. [Member] | Developed technology [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 years
Mandiant, Inc. [Member] | Content [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Finite-lived intangible assets	128,500
Mandiant, Inc. [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years
Finite-lived intangible assets	66,000
Mandiant, Inc. [Member] | Contract backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	12,600
Mandiant, Inc. [Member] | Contract backlog [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Mandiant, Inc. [Member] | Contract backlog [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Mandiant, Inc. [Member] | Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Finite-lived intangible assets	$ 12,400